UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	81121237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204
(Address of principal executive offices) (Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

QCM Absolute Return Fund

Annual Report

October 31, 2006

Fund Advisor:

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

Toll Free (866) 726-0044

Management Discussion

Since inception of the QCM Absolute Return Fund in December 2005, a number of attractive opportunities have contributed to the pursuit of the Fund’s primary investment objective of seeking to achieve a positive return over a full market cycle. Typically we have had allocations of greater than 90% to risk arbitrage strategies, further disseminated to carrying 65-85% in announced merger arbitrage and 15-30% in artificial arbitrage. These strategies have allowed us to post performance in excess of the Merrill Lynch US Treasury Bill Master Index. Our ability to hedge certain equity exposure through using options and short-selling differentiates the Fund from most and allows us to pursue these strategies while posting less variability than exhibited by the S&P 500 Index. Occasionally, when the fund has received large inflows, we have had larger allocations to cash than we’d prefer, but have been able to put the cash to work quickly. In fact, we have utilized leverage within the Fund as allowed by the prospectus, at times getting towards 115% invested. As expected due to our investment strategy, returns have largely been made up of short term capital gains. We are pleased to have been able to make quarterly distributions of these gains to our shareholders desiring income distributions.

There have been a number of higher profile transactions that we have been involved in, such as: Guidant, Pixar, Kerr McGee Corp, Western Gas Resources, Intrawest, Petco Animal Supplies and Knight Ridder. In addition, we have worked on smaller deals that may be unrecognized by our shareholders yet are just as attractive within a diversified portfolio, including Newmill Bancorp and James Monroe Bancorp.

The Fund encountered its most significant set-back during April. CFC International (CFCI), one of our larger holdings at the time, was being acquired, but suffered a large sell-off when the buyer walked from the deal. The cause was due to one of CFCI’s major customers announcing the discontinued use of the company’s product. While these setbacks are always tough, we feel it is particularly valuable to relay the details of such a situation to shareholders so they can gain a better understanding of the risks within merger arbitrage. While not all of our deals will work out to the full extent we believe possible, historically we have found that a majority of our problem holdings merely achieve lower returns than expected due to an extension of closure versus the outright losses that are experienced in a deal break-up such as CFCI. It is important to note that success in risk arbitrage is more often determined by limiting mistakes, rather than chasing the lucrative deal spread that often times carries more risk.

Deal spreads in the merger arbitrage space have increased over the last one to two years. The main catalysts for higher expected returns have been the general rise in short term interest rates and the large volume of announced mergers and acquisitions. We anticipate that takeover activity will remain robust absent any steep decline in equity markets or sharp sell-off in the high yield market.

Our focus remains on event driven investing, primarily trading in domestic merger arbitrage transactions and other significant corporate events. We thank you for your investment and will work diligently on your behalf.

Jerry Paul - Portfolio Manager	Troy Johnson - Portfolio Manager

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is subject to the following risks: Management, event driven, distressed investments, hedging (short sales/options), borrowing, high portfolio turnover, equity and fixed income securities (credit/rating/interest rate/duration), ETF, closed end fund. You may obtain a current copy of the Fund’s prospectus by calling 1-866-726-0044. Past performance is no guarantee of future results. Your Fund shares, when redeemed may be worth more or less than their original cost. Because the Fund uses short-selling, derivative strategies and other leveraging techniques to attempt to enhance returns, it is subject to greater risks and its performance may be more volatile than other funds. The Fund may be required to pay a premium to sell a security short. There is no guarantee the price of a shorted security will fall or that the Fund will achieve it's stated investment objective.

Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania Street, Indianapolis, IN. 46204

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-726-0044.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Merrill Lynch US Treasury Bill Master Index is a widely recognized unmanaged index of fixed income prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 20, 2005 (commencement of Fund operations) and held through October 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the QCM Absolute Return Fund and to obtain performance data current to the most recent month end, please call 1-866-726-0044. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The Fund may invest in equity and fixed income securities, preferred stock, or convertible securities. The Fund may also invest in other investment companies, including closed-end funds and exchange-traded funds. The Fund may hold a significant portion of its assets in cash in anticipation of investment opportunities.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 through October 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

QCM Absolute Return Fund	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period May 1, 2006 - October 31, 2006 *
Actual	$1,000.00	$1,039.05	$13.46
Hypothetical **	$1,000.00	$1,012.00	$13.29

*Expenses are equal to the Fund’s annualized expense ratio of 2.62%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period. The expense ratio calculation includes income expense on securities sold short.

** Assumes a 5% return before expenses.

QCM Absolute Return Fund
Schedule of Investments
October 31, 2006

Common Stock - 94.31%	Shares	Value

Agricultural Production - Crops - 1.64%
Delta & Pine Land Co.	3,000	$ 121,530

Cable & Other Pay Television Services - 0.75%
Cablevision Systems Corp. - Class A (b)	2,000	55,580

Cellular Communications - 4.88%
Price Communications Corp. (a)(b)	18,480	362,208

Computer Peripheral Equipment - 3.06%
Symbol Technologies, Inc. (b)	15,200	226,936

Construction Machinery & Equipment - 3.39%
JLG Industries, Inc. (b)	9,100	251,615

Crude Petroleum & Natural Gas - 2.62%
Stone Energy Corp. (a)(b)	5,000	194,850

Electric & Other Services Combined - 2.38%
Northwestern Corp.	5,000	176,900

Electric Housewares & Fans - 0.79%
Applica, Inc. (a)	10,100	58,984

Electrical Industrial Apparatus - 1.43%
American Power Conversion Corp. (b)	3,500	105,805

Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 1.08%
Jacuzzi Brands, Inc. (a)(b)	6,500	80,535

Miscellaneous Manufacturing Industries - 0.46%
Yankee Candle Co., Inc. (b)	1,000	33,850

National Commercial Banks - 4.67%
Greater Bay Bancorp (b)	1,300	33,475
Summit Bancshares, Inc.	9,185	249,373
Texas United Bancshares, Inc.	1,900	64,125
		346,973

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
October 31, 2006

Common Stock - 94.31% - continued	Shares	Value

Natural Gas Distribution - 8.30%
KeySpan Corp. (b)	7,000	$284,060
Kinder Morgan, Inc. (b)	2,000	210,200
Peoples Energy Corp.	2,789	121,851
		616,111

Newspapers: Publishing or Publishing & Printing - 1.12%
Tribune Co. (b)	2,500	83,325

Oil & Gas Field Exploration Services - 0.49%
Veritas DGC, Inc. (a)(b)	500	36,005

Petroleum Refining - 4.04%
Giant Industries, Inc. (a)(b)	3,700	299,626

Pharmaceutical Preparations - 0.26%
Sirna Therapeutics, Inc. (a)(b)	1,500	18,945

Radio Broadcasting Stations - 0.63%
Emmis Communications Corp. - Class A (a)(b)	3,800	46,892

Radiotelephone Communications - 0.61%
Talk America Holdings, Inc. (a)	5,641	45,241

Real Estate Investment Trusts - 2.67%
Global Signal, Inc. (b)	500	27,150
Government Properties Trust, Inc.	5,000	52,900
Trustreet Properties, Inc.	4,500	76,365
Wellsford Real Properties, Inc. (a)	6,400	41,536
		197,951

Real Estate Operators - 0.99%
Trammell Crow Co. (a)	1,500	73,125

Retail - Convenience Stores - 1.09%
Wild Oats Markets, Inc. (a)(b)	4,500	80,910

Retail - Eating Places - 2.43%
ARAMARK Corp. - Class B (b)	5,400	180,522

Savings Institutions, Federally Chartered - 0.80%
Sovereign Bancorp, Inc. (b)	2,500	59,650

Savings Institutions, Not Federally Chartered - 1.76%
Harbor Florida Bancshares, Inc.	2,869	130,281

Secondary Smelting & Refining of Nonferrous Metals - 1.73%
Aleris International, Inc. (a)(b)	2,500	128,775

Semiconductors & Related Devices - 3.18%
Freescale Semiconductor, Inc. - Class A (a)(b)	6,000	236,220

Services - Computer Programming Services - 1.96%
Kanbay International, Inc. (a)	5,126	145,578

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
October 31, 2006

Common Stock - 94.31% - continued	Shares	Value

Services - General Medical & Surgical Hospitals - 2.04%
HCA, Inc. (b)	3,000	$151,560

Services - Miscellaneous Amusement & Recreation - 9.12%
Aztar Corp. (a)(b)	5,700	305,349
Harrah's Entertainment, Inc. (b)	5,000	371,650
		676,999

Services - Personal Services - 0.40%
Alderwoods Group, Inc. (a)	1,500	29,835

Services - Prepackaged Software - 0.84%
Mercury Interactive Corp. (a)	1,200	62,304

State Commercial Banks - 5.75%
AmSouth Bancorporation	2,009	60,712
Mercantile Bankshares Corp.	3,585	161,612
St. Joseph Capital Corp.	3,762	146,116
Texas Regional Bancshares, Inc. - Class A	1,507	58,547
		426,987

Telephone Communications - 6.86%
Bellsouth Corp.	7,925	357,418
Broadwing Corp. (a)(b)	3,237	48,490
Citizens Communications Co. (b)	1,100	16,126
Commonwealth Telephone Enterprises, Inc.	1,563	65,427
Windstream Corp. (b)	1,600	21,952
		509,413

Television Broadcasting Stations - 5.71%
Univision Communications, Inc. - Class A (a)(b)	12,100	424,226

Wholesale - Professional & Commercial Equipment & Supplies - 4.38%
Fisher Scientific International, Inc. (a)	3,800	325,356

TOTAL COMMON STOCK (Cost $6,939,742)		7,001,603

Rights - 0.00%
Pelican Financial, Inc. (a)(c)	8,500	-

TOTAL RIGHTS (Cost $0)		-

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
October 31, 2006
	Shares	Value
Mutual Fund - 4.09%
Western Asset Inflation Management Fund, Inc.	19,117	$303,387

TOTAL MUTUAL FUND (Cost $303,671)		303,387

Money Market Security - 0.01%
Fidelity Money Market Portfolio, 5.16% (d)	770	770

TOTAL MONEY MARKET (Cost $770)		770

	Principal
Repurchase Agreement - 8.27%	Amount
U.S. Bank N.A., 4.10%, dated 10/31/2006, matures 11/01/2006, repurchase price $614,070
(Collateralized by FNCI, 4.50%, 09/01/2018, Market Value $626,813)	$ 614,000	614,000

TOTAL REPURCHASE AGREEMENT (Cost $614,000)		614,000

TOTAL INVESTMENTS (Cost $7,858,183) - 106.68%		$7,919,760

Liabilities in excess of other assets - (6.68)%		(495,489)

TOTAL NET ASSETS - 100.00%		$7,424,271

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) Escrow rights issued in conjunction with company liquidation. There is no market for the rights.
(d) Variable rate securities; the money market rate shown represents the rate at October 31, 2006.

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Written Call Options
October 31, 2006
	Shares Subject
Written Call Options / Expiration Date @ Exercise Price	to Call	Value

Aleris International, Inc., 11/18/2006 @ $50.00	2,000	$3,350
American Power Conversion Corp., 11/18/2006 @ $30.00	3,000	1,200
ARAMARK Corp. - Class B, 11/18/2006 @ $35.00	2,900	145
ARAMARK Corp. - Class B, 01/20/2007 @ $35.00	2,000	200
AT&T, Inc., 12/16/2006 @ $32.50	2,500	5,500
AT&T, Inc., 11/18/2006 @ $32.50	3,500	6,650
Aztar Corp., 11/18/2006 @ $55.00	4,900	490
Broadwing Corp., 11/18/2006 @ $15.00	1,000	425
Cablevision Systems Corp. - Class A, 11/18/2006 @ $25.00	2,000	5,750
Citizens Communications Co., 11/18/2006 @ $12.50	1,100	2,447
Citizens Communications Co., 01/20/2007 @ $12.50	1,200	2,670
Cullen/Frost Bankers, Inc., 01/20/2007 @ $50.00	300	1,425
Cullen/Frost Bankers, Inc., 01/20/2007 @ $55.00	100	130
Emmis Communications Corp. - Class A, 12/16/2006 @ $10.00	1,300	3,120
Emmis Communications Corp. - Class A, 12/16/2006 @ $12.50	1,600	760
Emmis Communications Corp. - Class A, 11/18/2006 @ $12.50	900	203
Freescale Semiconductor, Inc. - Class A, 12/16/2006 @ $40.00	5,000	750
Freescale Semiconductor, Inc. - Class A, 11/18/2006 @ $40.00	1,000	75
Giant Industries, Inc., 11/18/2006 @ $80.00	3,000	4,650
Global Signal, Inc., 11/18/2006 @ $50.00	500	2,100
Greater Bay Bancorp, 11/18/2006 @ $25.00	1,300	1,463
Harrah's Entertainment, Inc., 11/18/2006 @ $75.00	1,500	1,725
Harrah's Entertainment, Inc., 11/18/2006 @ $70.00	3,500	15,750
HCA, Inc., 11/18/2006 @ $47.50	1,500	4,500
Jacuzzi Brands, Inc., 11/18/2006 @ $12.50	6,500	1,300
JLG Industries, Inc., 11/18/2006 @ $27.50	6,900	2,070
JLG Industries, Inc., 01/20/2007 @ $27.50	2,200	1,375
KeySpan Corp., 11/18/2006 @ $40.00	2,700	1,958
Kinder Morgan, Inc., 11/18/2006 @ $105.00	1,000	925
Level 3 Communications, Inc., 11/18/2006 @ $5.00	3,000	1,200
National City Corp., 11/18/2006 @ $35.00	3,500	8,225
PNC Financial Services Group, Inc., 11/18/2006 @ $67.50	1,500	4,237
Price Communications Corp., 11/18/2006 @ $17.50	11,000	23,650
Price Communications Corp., 11/18/2006 @ $15.00	1,200	5,580
Sirna Therapeutics, Inc., 11/18/2006 @ $12.50	500	113
Sovereign Bancorp, Inc., 11/18/2006 @ $22.50	2,500	3,687
Stone Energy Corp., 11/18/2006 @ $40.00	3,500	2,187
Stone Energy Corp., 11/18/2006 @ $35.00	1,500	6,225
Symbol Technologies, Inc., 01/20/2007 @ $15.00	2,000	250
Symbol Technologies, Inc., 11/18/2006 @ $15.00	11,700	585
Thermo Electron Corp., 11/18/2006 @ $40.00	1,000	3,100
Tribune Co., 11/18/2006 @ $30.00	2,500	8,750
Univision Communications, Inc. - Class A, 12/16/2006 @ $35.00	8,300	4,980
Univision Communications, Inc. - Class A, 11/18/2006 @ $35.00	3,800	1,140
Veritas DGC, Inc., 11/18/2006 @ $60.00	500	6,075
Verizon Communications, Inc., 11/18/2006 @ $35.00	3,300	6,930
Wild Oats Markets, Inc., 11/18/2006 @ $15.00	4,500	13,950
Windstream Corp., 11/18/2006 @ $12.50	1,600	2,040
WPS Resources Corp., 11/18/2006 @ $45.00	1,500	12,450
Yankee Candle Co., Inc., 01/20/2007 @ $35.00	1,000	100

Total (Premiums Received $171,369)	136,800	$188,560

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Written Put Options
October 31, 2006

Written Put Options / Expiration Date @ Exercise Price	Shares	Value

Fisher Scientific International, Inc., 11/18/2006 @ $85.00	100	$ 140
Price Communications Corp., 11/18/2006 @ $17.50	1,600	-

Total (Premiums Received $535)	1,700	$ 140

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Securities Sold Short
October 31, 2006

Securities Sold Short	Shares	Value

AT&T, Inc.	4,500	$154,125
Cullen/Frost Bankers, Inc.	2,268	122,835
Prosperity Bancshares, Inc.	1,900	65,911
Regions Financial Corp.	1,600	60,720
Thermo Electron Corp.	6,800	291,516
WPS Resources Corp.	800	42,568

Total (Proceeds Received $669,844)	17,868	$737,675

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Statement of Assets and Liabilities
October 31, 2006

Assets
Investments in securities, at value (cost $7,858,183)	$7,919,760
Cash at broker	1,084,558
Receivable for investments sold	532,603
Receivable due from Advisor	24,815
Interest receivable	161
Dividends receivable	5,783
Prepaid expenses	15,153
Total assets	9,582,833

Liabilities
Call Options Written (Premiums Received $171,369)	188,560
Put Options Written (Premiums Received $535)	140
Securities sold short (Proceeds Received $669,844)	737,675
Payable for investments purchased	1,174,495
Payable for Fund shares redeemed	261
Payable for short dividend income	560
12b-1 fees payable to Advisor	9,737
Payable to administrator, fund accountant and transfer agent	15,639
Payable to Trustees and Officers	1,647
Other accrued expenses	29,848
Total liabilities	2,158,562

Net Assets	$7,424,271

Net Assets consist of:
Paid in capital	$7,336,361
Accumulated net realized gain from investment transactions	110,960
Net unrealized appreciation (depreciation) on:
Investment Securities	61,577
Options Written	(16,796)
Securities Sold Short	(67,831)

Net Assets	$7,424,271

Shares outstanding (unlimited number of shares authorized)	724,931

Net Asset Value and offering price per share	$10.24

Redemption price per share* ($10.24*99%)	$10.14

* The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Statement of Operations

	Period Ended
	October 31, 2006	(a)
Investment Income
Dividend income	$90,491
Interest income	15,114
Total Investment Income	105,605

Expenses
Investment Advisor fee (b)	48,686
12b-1 expenses	9,737
Custodian expenses	30,215
Administration expenses	27,791
Fund accounting expenses	26,557
Transfer agent expenses	25,007
Registration expenses	20,469
Legal expenses	18,375
Auditing expenses	15,000
Dividend expense on securities sold short	9,654
Interest expense	7,842
Pricing expenses	5,714
Trustee expenses	4,762
Officer expenses	3,982
Miscellaneous expenses	1,563
24f-2 expenses	780
Printing expenses	606
Total Expenses	256,740
Less: Waiver and Reimbursement by Advisor (b)	(151,108)
Net operating expenses	105,632
Net Investment (Loss)	(27)

Realized & Unrealized Gain (Loss) on Investment Securities:
Net realized gain (loss) on:
Investment Securities	(116,017)
Options Written	459,255
Securities Sold Short	(45,566)
Change in unrealized appreciation (depreciation) on:
Investment Securities	61,577
Options Written	(16,796)
Securities Sold Short	(67,831)
Net realized and unrealized gain on investment securities	274,622
Net increase in net assets resulting from operations	$274,595

(a) For the period December 20, 2005 (the date the Fund commenced operations) through October 31, 2006.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Statement of Changes In Net Assets

	Period Ended
	October 31, 2006	(a)
Increase in Net Assets due to:
Operations
Net investment loss	$(27)
Net realized gain (loss) on:
Investment Securities	(116,017)
Options Written	459,255
Securities Sold Short	(45,566)
Change in unrealized appreciation (depreciation) on:
Investment Securities	61,577
Options Written	(16,796)
Securities Sold Short	(67,831)
Net increase in net assets resulting from operations	274,595

Distributions
From net investment income	(334)
From capital gains	(186,350)
Total distributions	(186,684)

Capital Share Transactions
Proceeds from Fund shares sold	8,067,988
Reinvestment of distributions	185,784
Amount paid for Fund shares repurchased	(917,412)
Net increase in net assets resulting
from capital share transactions	7,336,360

Total Increase in Net Assets	7,424,271

Net Assets
Beginning of period	-

End of period	$7,424,271

Accumulated undistributed net investment income
included in net assets at end of period	$ -

Capital Share Transactions
Shares sold	797,028
Shares issued in reinvestment of distributions	18,324
Shares repurchased	(90,421)
Net increase from capital share transactions	724,931

(a) For the period December 20, 2005 (the date the Fund commenced operations) through October 31, 2006.

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Financial Highlights
(For a share outstanding during the period)

	Period Ended
	October 31, 2006	(a)

Selected Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income / (loss)	-	(b)
Net realized and unrealized gain	0.59
Total from investment operations	0.59

Less Distributions to Shareholders:
From net investment income	-	(c)
From net realized gain	(0.35)
Total distributions	(0.35)

Paid in capital from redemption fees (d)	-

Net asset value, end of period	$10.24

Total Return (e)	6.00%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$7,424
Ratio of expenses to average net assets	2.70%	(g)
Ratio of expenses to average net assets before reimbursement	6.56%	(g)
Ratio of net investment income to average net assets	0.00%	(g)
Ratio of net investment income to average net assets before reimbursement	(3.86)%	(g)
Portfolio turnover rate	546.81%

(a) For the period December 20, 2005 (the date the Fund commenced operations) through October 31, 2006.

(b) Net investment income (loss) per share resulted in less than $0.005 per share.

(c) Distribution from net investment income resulted in less than $0.005 per share.

(d) Redemption fees resulted in less than $0.005 per share.

(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(f) Not annualized.

(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund

Notes to the Financial Statements

October 31, 2006

NOTE 1. ORGANIZATION

The QCM Absolute Return Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on August 29, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of each separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 20, 2005. The investment advisor to the Fund is Quixote Capital Management, LCC (the “Advisor”). The Fund seeks to achieve a positive return over a full market cycle, even during periods when stock and bond markets are falling.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board. The Advisor believes pricing options at their bid price for this Fund may result in the options being valued at below intrinsic value, therefore the Board approved the pricing of options at the mean of the closing bid and ask prices.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales – The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

QCM Absolute Return Fund

Notes to the Financial Statements – continued

October 31, 2006

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each funds relative net assets or other appropriate basis (as determined by the Board).

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund will typically distribute substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. For the fiscal period ended October 31, 2006, undistributed net investment loss of $361 was reclassified to net realized short-term capital gains.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments, subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average net assets. For the period December 20, 2005 (commencement of operations) through October 31, 2006, the Advisor earned fees of $48,686 from the Fund before the waiver and reimbursement described below.

QCM Absolute Return Fund

Notes to the Financial Statements - continued

October 31, 2006

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Advisor has contractually agreed through the end of the Fund’s second fiscal year, October 31, 2007, to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 2.25% of the Fund’s average daily net assets. For the period December 20, 2005 (commencement of operations) through October 31, 2006, the Advisor waived fees and/or reimbursed expenses of $151,108. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the expenses occur provided that the Fund is able to make such repayment without exceeding the 2.25% expense limitation. The Advisor is entitled to repayment of $151,108 by October, 31, 2009. At October 31, 2006, the Fund was owed $24,815 by the Advisor.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period December 20, 2005 (commencement of operations) through October 31, 2006, Unified earned fees of $27,791 for administrative services provided to the Fund. As of October 31, 2006, the Fund owed $5,500 to Unified for administration services.

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the period December 20, 2005 (commencement of operations) through October 31, 2006, Unified earned fees of $11,934 from the Fund for transfer agent services and $13,073 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period December 20, 2005 (commencement of operations) through October 31, 2006, Unified earned fees of $26,557 from the Fund for fund accounting services. As of October 31, 2006, the Fund owed $3,924 and $6,215 to Unified for transfer agent and fund accounting services, respectively. A Trustee and the officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified Financial Securities, Inc., (the “Distributor”), serves as principal underwriter for the Fund. The Fund has adopted a distribution plan in accordance to Rule 12b-1 under the Investment Company Act of 1940 (the “12b-1 Plan”) under which the Fund will pay a distribution fee at a rate of .25% per annum of the average daily net assets to reimburse the Advisor for expenses in distributing shares and promoting sales of the Fund. For the period December 20, 2005 (commencement of operations) through October 31, 2006, the Fund accrued $9,737 in 12b-1 fees, which is payable to the Advisor.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period December 20, 2005 (commencement of operations) through October 31, 2006. The Distributor is a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended October 31, 2006, purchases and sales of investment securities (including options and short sales), other than short-term investments and short-term U.S. government obligations were as follows:

QCM Absolute Return Fund

Notes to the Financial Statements - continued

October 31, 2006

NOTE 4. INVESTMENTS - continued

As of October 31, 2006, the net unrealized depreciation of investments (including options written and short sales) for tax purposes was as follows:

At October 31, 2006, the aggregate cost of investments for federal income tax purposes was $7,865,809. At October 31, 2006, the aggregate proceeds on short positions for federal income tax purposes were $668,933. Aggregate proceeds on options written for federal income tax purposes were $171,904.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2006, Fiserv Trust Company, for the benefit of others, was the record owner of 40.46% of the outstanding shares of the Fund.

NOTE 7. OPTIONS WRITTEN

As of October 31, 2006, $740,831 in cash and portfolio securities valued at $3,712,285 were held by the broker as cover for call and put options written by the Fund.

Transactions in written options during the period December 20, 2005 (commencement of operations) through October 31, 2006 were as follows (100 shares of common stock underly each option contract):

QCM Absolute Return Fund

Notes to the Financial Statements - continued

October 31, 2006

NOTE 8. DISTRIBUTIONS

On December 30, 2005, the Fund paid an income distribution of $0.002328 per share to shareholders of record on December 29, 2005. The Fund paid quarterly short-term capital gain distributions totaling $0.35 per share to shareholders.

The tax characterization of distributions for the period ended October 31, 2006 was as follows:

As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of October 31, 2006, the difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

QCM Absolute Return Fund

(Unified Series Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of QCM Absolute Return Fund, a series of Unified Series Trust, as of October 31, 2006, and the related statement of operations, statement of changes in net assets, and financial highlights for the period of December 20, 2005 (commencement of operations) through October 31, 2006. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the Fund’s custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of QCM Absolute Return Fund as of October 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the period of December 20, 2005 (commencement of operations) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

January 25, 2007

TRUSTEES AND OFFICERS (Unaudited)

Independent Trustees

Name, Address*, (Date of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Interested Trustees and Principal Officers

Name, Address*, (Date of Birth), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Terrance P. Gallagher, JD, CPA (1958)**** Vice President, July 2006 to present; Chief Financial Officer and Treasurer, August 2006 to present

Senior Vice President, Director of Compliance of Unified Fund Services, Inc., the Trust's administrator, since November, 2004; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since October 2005; Partner in Precision Marketing Partners and The Academy of Financial Services Studies, LLC from December 1998 to October 2004;  Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds from February 1987 to November 1998.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather Bonds (1975) Secretary, July 2005 to present; Assistant Secretary , September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

*	The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of the Trust.

**** Effective as of July 12, 2006, the Board appointed Mr. Gallagher as Vice President of the Trust. Effective as of August 8, 2006, the Board appointed Mr. Gallagher as Interim Chief Financial Officer and Treasurer of the Trust to fill the vacancy created by the resignation of the previous Chief Financial Officer and Treasurer.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (866) 726-0044 to request a copy of the SAI or to make shareholder inquiries.

MANAGEMENT AGREEMENT APPROVAL (Unaudited)

The Agreement was approved by the Board of Trustees, including the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on August 29, 2005. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including current financial statements of the Advisor’s principal executive, and a memorandum of understanding that described the advisor’s absolute return strategy, proposed investments of the Fund, and the Advisor’s business and personnel. The Advisor represented to the Board that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws.

In considering the Agreement, the Trustees primarily considered that: (1) Mr. Jerry Paul, Chief Executive Officer and founder of the Advisor and portfolio manager of the Fund, has over 25 years’ experience in successfully providing portfolio management and fixed income research services; including prior experience as a mutual fund portfolio manager of various Invesco funds; (2) the Advisor has achieved consistent, positive returns for its private account using the same absolute return strategy that it will use to manage the Fund since the Advisor’s inception in 2002; (3) Mr. Paul has committed to invest substantial personal assets in the Fund; (4) the Advisor will engage in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in order for the Advisor to obtain access to research services that benefit its portfolio management services; (5) although the advisory fee is higher than those charged by other mutual funds, the Advisor’s arbitrage strategies are more time consuming and typically require more expertise and oversight than equity or fixed income portfolio management; and (6) the Advisor has agreed to cap total Fund operating expenses through November 30, 2007. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Agreement is in the best interests of the Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (866) 726-0044 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terrence P. Gallagher., Vice President, Chief Financial Officer and Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

US Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)          For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)           Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

QCM Absolute Return Fund:	FY 2006	$14,000
FY 2005	N/A

(b)	Audit-Related Fees	Registrant

QCM Absolute Return Fund:	FY 2006	$0
FY 2005	N/A

(c)	Tax Fees	Registrant

QCM Absolute Return Fund:	FY 2006	$1,950
FY 2005	N/A

(d)	All Other Fees	Registrant

QCM Absolute Return Fund:	FY 2006	$0
FY 2005	N/A

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2005	N/A
FY 2006	$ 0

(h)           Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of December 21, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

However internal control weaknesses were identified during the completion of the annual audit. The first related to the reconciliation of interest income, interest expense and dividend expense on short sales related to short sale broker activity. The Registrant has added additional controls designed to ensure that this activity is properly recorded and that any broker account is reconciled on a timely basis by the fund accounting service provider. The second weakness identified was that procedures needed to be enhanced regarding the custody of securities held as collateral for short sales and option transactions. The Registrant, with the advisor and fund accountant, has enhanced its process and procedures designed to ensure that the movement of securities complies with the custodian and special custody agreement established for the Fund.

Item 12. Exhibits.

(a)(1)	Code is filed herewith.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date	March 9, 2007

By	*/s/ Terry Gallagher
Terry Gallagher, Chief Financial Officer and Treasurer

Date	March 9, 2007